Laura E. Flores

+1.202.373.6101

laura.flores@morganlewis.com

February 27, 2017

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Penn Series Funds, Inc. (File Nos. 2-77284 and 811-03459) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Penn Series Funds, Inc. (the “Company”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 81 to the Company’s Registration Statement on Form N-1A, together with all Exhibits thereto. This filing is made for the purpose of reflecting revised principal investment strategies and related changes for the Company’s Large Core Growth Fund, Large Core Value Fund and the SMID Cap Growth Fund.

Please contact me at 202. 373.6101 with any questions or comments.

Very truly yours,

/s/ Laura E. Flores
Laura E. Flores
Morgan, Lewis & Bockius LLP

	1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001